Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 351	$ 12	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	359
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (losses), net of hedges was realized for FVTPL assets and FVTPL liabilities	6	(33)	3
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 1,737	$ 1,054	$ 431